Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Details
Registrant Name	Vanc Pharmaceuticals Inc.
Registrant CIK	0001355736
SEC Form	20-F
Period End date	Dec. 31, 2017
Fiscal Year End	--12-31
Trading Symbol	vanc
Number of common stock shares outstanding	27,860,623
Filer Category	Non-accelerated Filer
Current with reporting	Yes
Voluntary filer	No
Well-known Seasoned Issuer	No
Amendment Flag	false
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Contained File Information, File Number	000-51848
Entity Home Country ISO Code	CA
Entity Address, Address Line One	Suite 810 - 789 West Pender Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	British Columbia
Entity Address, Postal Zip Code	V6C 1H2
Entity Address, Country	CANADA
Contact Personnel Name	Bob Rai
City Area Code	604
Local Phone Number	687-2038
Contact Personnel Email Address	brai@vancpharm.com
Entity Address, Address Description	Address of principal executive offices
Entity Reporting Currency ISO Code	CAD